Subsequent events (Details) $ in Millions	Jul. 27, 2026 USD ($)
Subsequent Events [Member] | MT Yellow Stars and MT PS Stars [Member]
Gains (losses) on disposals of property, plant and equipment [abstract]
Gain on sale of vessels	$ 13.3